Variable Interest Entities VIEs (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entities VIEs
Consolidated VIE assets and liabilities
December 31,	2012	2011
(Dollars in thousands)
Assets
Cash and cash equivalents	$5,849	$12,086
Other current assets	120	47
Licenses	308,091	483,059
Property, plant and equipment, net	16,443	9,450
Other assets and deferred charges	887	153
Total assets	$331,390	$504,795

Liabilities
Current liabilities	$1,013	$957
Deferred liabilities and credits	3,024	-
Total liabilities	$4,037	$957